Annual Fund Operating Expenses - Investor A, Investor C and Institutional - BlackRock New Jersey Municipal Bond Fund	Sep. 28, 2020
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.11%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.82%	[2]
Fee Waiver or Reimbursement	(0.18%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.64%	[1],[3]
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.11%
Component2 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.03%	[2]
Fee Waiver or Reimbursement	(0.14%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.89%	[1],[3]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.11%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.77%	[2]
Fee Waiver or Reimbursement	(0.13%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.64%	[1],[3]

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.77% for Investor A Shares, 1.52% for Investor C Shares, and 0.52% for Institutional Shares through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.